Financial risk management - Interest rate risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 22, 2017	Jul. 31, 2016
Securitization Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap			$ 600,000,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	$ (9,040,000,000)	$ (9,965,000,000)
Basis points	100.00%
Interest rate risk | EURIBOR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying rates	(0.44%)
Less than one year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	$ (6,164,000,000)	(3,590,000,000)
One to three years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	(3,488,000,000)
Three to five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(2,400,000,000)	(1,604,000,000)
Greater than five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(476,000,000)	(1,283,000,000)
Fixed rate instruments | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(6,013,000,000)	(6,377,000,000)
Fixed rate instruments | Less than one year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(3,137,000,000)	(2,000,000)
Fixed rate instruments | One to three years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	(3,488,000,000)
Fixed rate instruments | Three to five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(2,400,000,000)	(1,604,000,000)
Fixed rate instruments | Greater than five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(476,000,000)	(1,283,000,000)
Floating rate instruments | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(3,027,000,000)	(3,588,000,000)
Floating rate instruments | Interest rate risk | European Term Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assumed interest rate increase, resulting in an increase in interest expense	2,000,000
Assumed interest rate decrease, resulting in a decrease in interest expense	0
Floating rate instruments | Interest rate risk | U.S. Term Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assumed interest rate increase, resulting in an increase in interest expense	32,000,000
Assumed interest rate decrease, resulting in a decrease in interest expense	32,000,000
Floating rate instruments | Interest rate risk | Securitization Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assumed change in interest rate, resulting in change in interest expense	4,000,000
Floating rate instruments | Less than one year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(3,027,000,000)	(3,588,000,000)
Floating rate instruments | One to three years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Floating rate instruments | Three to five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Floating rate instruments | Greater than five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	$ 0	0
Three-month Dollar LIBOR | Interest rate risk | Floating Rate Senior Secured Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	2.00%
LIBOR | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Underlying rates	1.80%
One-month LIBOR | Interest rate risk | Securitization Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Variable interest rate	1.76%
Borrowings | Fixed rate instruments | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of overall exposure to changes in interest rates on borrowings (at least)	50.00%
Rate instruments	$ (6,013,000,000)	(6,377,000,000)
Borrowings | Fixed rate instruments | Less than one year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(3,137,000,000)	(2,000,000)
Borrowings | Fixed rate instruments | One to three years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	(3,488,000,000)
Borrowings | Fixed rate instruments | Three to five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(2,400,000,000)	(1,604,000,000)
Borrowings | Fixed rate instruments | Greater than five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(476,000,000)	(1,283,000,000)
Borrowings | Floating rate instruments | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(4,657,000,000)	(4,699,000,000)
Borrowings | Floating rate instruments | Less than one year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(4,657,000,000)	(4,699,000,000)
Borrowings | Floating rate instruments | One to three years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Borrowings | Floating rate instruments | Three to five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Borrowings | Floating rate instruments | Greater than five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Cash and cash equivalents | Floating rate instruments | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(1,291,000,000)	(783,000,000)
Cash and cash equivalents | Floating rate instruments | Less than one year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(1,291,000,000)	(783,000,000)
Cash and cash equivalents | Floating rate instruments | One to three years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Cash and cash equivalents | Floating rate instruments | Three to five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Cash and cash equivalents | Floating rate instruments | Greater than five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Related party receivables | Floating rate instruments | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(339,000,000)	(328,000,000)
Related party receivables | Floating rate instruments | Less than one year | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	(339,000,000)	(328,000,000)
Related party receivables | Floating rate instruments | One to three years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Related party receivables | Floating rate instruments | Three to five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	0	0
Related party receivables | Floating rate instruments | Greater than five years | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Rate instruments	$ 0	$ 0
Interest rate swap derivatives | Interest rate risk | Floating Rate Senior Secured Notes due 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fixed interest rate	4.67%
Interest rate swap derivatives | Interest rate risk | Floating Rate Senior Secured Notes due 2021 | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate swap				$ 750,000,000